SCHEDULE OF INVENTORY (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
TOTAL	$ 233,510	$ 795,824
Yerbae Brands Corp [Member]
Business Acquisition [Line Items]
Raw material	240,540	54,954
Finished goods	439,228	908,433
Reserve for shrinkage	(3,748)	(1,099)
TOTAL	$ 676,020	$ 962,288